Taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxes
Federal statutory tax rate	21.00%	21.00%	21.00%
State statutory tax rate	8.70%	6.30%	6.40%
Change in valuation allowance	(29.70%)	(27.30%)	(27.40%)